J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

July 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of

JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”)

File No.811-22903 and 333-191837

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 2 under the 1933Act (Amendment No. 4 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

Included in the filing are the prospectus and Statement of Addition Information for the Fund. The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Emerging Diversified Factor Index. The Fund was originally filed in Pre-Effective Amendment No. 1 to the Trust’s registration (but was pulled from Pre-Effective Amendment No. 2), and we received one comment from the staff in connection with that filing; that comment with respect to the wording of the Fund’s 80% test was addressed in the Amendment.

If you have any questions or comments, please contact me at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

cc:	Vincent Di Stefano